TRADE AND AMOUNTS RECEIVABLE (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
TRADE AND AMOUNTS RECEIVABLE (Details)
Additional Expected Credit Losses	$ 0.1